Lease - Summary of Amounts Relating to Leases in Consolidated Statement of Financial Position (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Lease [Line Items]
Right-of-use assets	₩ 4,946		₩ 4,453
Lease liabilities
Current	1,986	₩ 1,672
Non-current	3,008	2,729
Total	4,994	₩ 4,401
Offices
Lease [Line Items]
Right-of-use assets	3,642		2,752
Vehicles
Lease [Line Items]
Right-of-use assets	266		53
Equipment
Lease [Line Items]
Right-of-use assets	₩ 1,038		₩ 1,648